UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2009

1.808768.105

ANIF-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.0%
Johnson Controls, Inc.	52,300	$ 1,337
Automobiles - 0.5%
Dongfeng Motor Group Co. Ltd. (H Shares)	4,724,000	5,023
Geely Automobile Holdings Ltd.	45,380,000	12,355
Honda Motor Co. Ltd. sponsored ADR (d)	508,800	15,422
Toyota Motor Corp.	579,200	22,754
		55,554
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	64,600	1,989
Strayer Education, Inc.	128,480	27,968
		29,957
Hotels, Restaurants & Leisure - 3.5%
Aristocrat Leisure Ltd.	174,425	808
Buffalo Wild Wings, Inc. (a)	15,800	657
Cafe de Coral Holdings Ltd.	1,478,000	3,238
California Pizza Kitchen, Inc. (a)	86,200	1,346
Chipotle Mexican Grill, Inc.:
Class A (a)	251,800	24,437
Class B (a)	2,928	244
Little Sheep Group Ltd.	3,309,000	1,597
Marriott International, Inc. Class A	130,100	3,589
McDonald's Corp.	3,973,627	226,775
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	155,600	1,083
P.F. Chang's China Bistro, Inc. (a)(d)	85,700	2,911
Panera Bread Co. Class A (a)	133,000	7,315
Sodexo SA	207,500	12,431
Starbucks Corp. (a)	1,250,700	25,827
Starwood Hotels & Resorts Worldwide, Inc.	67,700	2,236
Tim Hortons, Inc.	1,804,400	51,065
WMS Industries, Inc. (a)	230,100	10,253
Yum! Brands, Inc.	302,300	10,206
		386,018
Household Durables - 0.1%
Gafisa SA sponsored ADR (a)(d)	80,300	2,438
Garmin Ltd.	131,100	4,948
iRobot Corp. (a)	13,300	164
Mohawk Industries, Inc. (a)	43,100	2,055
		9,605
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	1,160,300	$ 108,326
dELiA*s, Inc. (a)	76,912	165
Expedia, Inc. (a)	231,900	5,554
Liberty Media Corp. Interactive Series A (a)	894,800	9,816
Netflix, Inc. (a)	105,736	4,882
Priceline.com, Inc. (a)(d)	172,000	28,521
		157,264
Leisure Equipment & Products - 0.0%
Sport Supply Group, Inc.	117,500	1,197
Media - 3.0%
CKX, Inc. (a)	285,693	1,917
Discovery Communications, Inc. (a)	1,968,800	56,879
DreamWorks Animation SKG, Inc. Class A (a)	169,224	6,019
Liberty Global, Inc. Class A (a)	78,700	1,776
Liberty Media Corp. Entertainment Series A (a)	1,281,700	39,874
Marvel Entertainment, Inc. (a)	263,400	13,070
Naspers Ltd. Class N	370,600	12,665
Pearson PLC	93,300	1,150
Scripps Networks Interactive, Inc. Class A	646,400	23,884
The DIRECTV Group, Inc. (a)(d)	999,800	27,574
The Walt Disney Co.	5,320,200	146,093
The Weinstein Co. III Holdings, LLC Class A-1 (a)(g)	2,267	850
		331,751
Multiline Retail - 0.6%
99 Cents Only Stores (a)	218,900	2,944
Dollar Tree, Inc. (a)	661,100	32,182
Family Dollar Stores, Inc.	359,900	9,501
Golden Eagle Retail Group Ltd. (H Shares)	843,000	1,414
Mothercare PLC	164,933	1,486
NEXT PLC	230,000	6,588
Parkson Retail Group Ltd.	5,148,500	7,626
		61,741
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	687,800	27,017
Aeropostale, Inc. (a)	204,400	8,885
AutoZone, Inc. (a)	55,000	8,042
Bed Bath & Beyond, Inc. (a)	186,000	6,982
Belle International Holdings Ltd.	3,498,000	3,593
Best Buy Co., Inc.	356,100	13,361
Fourlis Holdings SA	527,400	8,289
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gymboree Corp. (a)	119,500	$ 5,781
H&M Hennes & Mauritz AB (B Shares)	63,689	3,577
Home Depot, Inc.	153,800	4,097
Inditex SA	178,725	10,255
J. Crew Group, Inc. (a)	1,016,715	36,419
Lumber Liquidators, Inc. (a)(d)	184,700	4,006
O'Reilly Automotive, Inc. (a)	280,900	10,152
Penske Automotive Group, Inc.	67,300	1,291
Ross Stores, Inc.	503,173	24,037
Staples, Inc.	364,700	8,468
TJX Companies, Inc.	3,296,100	122,450
Urban Outfitters, Inc. (a)	478,000	14,421
		321,123
Textiles, Apparel & Luxury Goods - 1.8%
Burberry Group PLC	297,100	2,391
China Dongxiang Group Co. Ltd.	4,722,000	3,150
China Hongxing Sports Ltd.	6,000,000	894
Coach, Inc.	651,600	21,451
Li Ning Co. Ltd.	1,127,500	3,470
NIKE, Inc. Class B	2,404,900	155,597
Polo Ralph Lauren Corp. Class A	201,300	15,424
Shenzhou International Group Holdings Ltd.	547,000	549
		202,926
TOTAL CONSUMER DISCRETIONARY		1,558,473
CONSUMER STAPLES - 8.1%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	145,285	6,634
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	31,100	2,558
Diageo PLC sponsored ADR	294,900	18,133
PepsiCo, Inc.	106,200	6,230
The Coca-Cola Co.	4,824,800	259,092
Tsingtao Brewery Co. Ltd. (H Shares)	1,844,000	6,972
		299,619
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	469,500	26,508
Susser Holdings Corp. (a)	127,262	1,600
Tesco PLC	7,996,341	51,074
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	176,300	$ 8,655
Wm Morrison Supermarkets PLC	1,062,566	4,710
		92,547
Food Products - 1.8%
Brasil Foods SA sponsored ADR (d)	45,900	2,444
Cadbury PLC	931,800	11,960
Campbell Soup Co.	195,800	6,387
Danone	264,285	15,925
General Mills, Inc.	636,000	40,946
Green Mountain Coffee Roasters, Inc. (a)	2,700	199
H.J. Heinz Co.	42,800	1,701
Kellogg Co.	438,600	21,592
Kraft Foods, Inc. Class A	425,900	11,188
Nestle SA (Reg.)	703,112	29,960
Ralcorp Holdings, Inc. (a)	288,600	16,874
Smart Balance, Inc. (a)	875,000	5,373
Tingyi (Cayman Island) Holding Corp.	1,368,000	2,824
TreeHouse Foods, Inc. (a)	505,593	18,035
Want Want China Holdings Ltd.	17,803,000	10,475
		195,883
Household Products - 2.7%
Colgate-Palmolive Co.	1,765,600	134,680
Mcbride PLC	126,500	387
Procter & Gamble Co.	2,817,567	163,193
		298,260
Personal Products - 0.1%
Hengan International Group Co. Ltd.	948,000	5,731
Tobacco - 0.0%
Philip Morris International, Inc.	59,000	2,876
TOTAL CONSUMER STAPLES		894,916
ENERGY - 7.0%
Energy Equipment & Services - 1.0%
Noble Corp.	30,300	1,150
Schlumberger Ltd.	1,900,500	113,270
Transocean Ltd. (a)	12,900	1,103
		115,523
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	277,600	$ 17,414
Apache Corp.	113,800	10,450
Birchcliff Energy Ltd. (a)	1,487,700	11,465
Canadian Natural Resources Ltd.	725,700	49,013
Chesapeake Energy Corp.	576,599	16,375
CNPC (Hong Kong) Ltd.	3,220,000	2,551
Concho Resources, Inc. (a)	152,800	5,550
Crescent Point Energy Corp.	124,300	4,203
Crescent Point Energy Corp. (e)	64,900	2,195
EnCana Corp.	1,315,300	76,178
EOG Resources, Inc.	412,400	34,440
EXCO Resources, Inc. (a)	8,800	164
Exxon Mobil Corp.	949,802	65,166
Govi High Power Exploration, Inc. (a)(g)	2,750,000	5,500
GoviEx IP Holdings, Inc. (a)(g)	2,750,000	0*
Ivanhoe Energy, Inc. (a)	2,114,400	4,879
Newfield Exploration Co. (a)	25,400	1,081
Noble Energy, Inc.	2,397,100	158,113
Occidental Petroleum Corp.	1,003,400	78,667
Petrobank Energy & Resources Ltd. (a)	159,900	6,610
Petrohawk Energy Corp. (a)	348,000	8,425
Petroleo Brasileiro SA - Petrobras sponsored ADR	103,700	4,760
Petroplus Holdings AG	646,177	16,299
Range Resources Corp.	662,300	32,691
Reliance Industries Ltd. (a)	250,496	11,553
Southwestern Energy Co. (a)	629,700	26,876
TriStar Oil & Gas Ltd. (a)	544,600	7,962
Ultra Petroleum Corp. (a)	93,600	4,583
		663,163
TOTAL ENERGY		778,686
FINANCIALS - 13.2%
Capital Markets - 1.6%
BlackRock, Inc. Class A	15,300	3,317
Broadpoint Gleacher Securities Group, Inc. (a)	465,000	3,878
Charles Schwab Corp.	1,894,100	36,272
Franklin Resources, Inc.	239,400	24,084
Goldman Sachs Group, Inc.	457,500	84,340
Northern Trust Corp.	32,000	1,861
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	581,600	$ 26,579
UBS AG (NY Shares) (a)	115,400	2,113
		182,444
Commercial Banks - 4.4%
Banco Bradesco SA (PN) sponsored ADR	62,600	1,245
Banco do Brasil SA	300,800	5,331
Center Financial Corp., California	50,000	191
China Citic Bank Corp. Ltd. Class H	1,655,000	1,091
China Merchants Bank Co. Ltd. (H Shares)	461,000	1,028
HDFC Bank Ltd. sponsored ADR	57,600	6,818
Industrial & Commercial Bank of China Ltd.	8,445,000	6,364
Itau Unibanco Banco Multiplo SA ADR	406,970	8,200
PT Bank Central Asia Tbk	2,333,500	1,119
Royal Bank of Canada	84,700	4,553
Standard Chartered PLC (United Kingdom)	2,487,000	61,298
Wells Fargo & Co.	13,703,685	386,170
		483,408
Consumer Finance - 0.2%
American Express Co.	783,600	26,564
Diversified Financial Services - 2.1%
BM&F BOVESPA SA	323,300	2,389
CME Group, Inc.	7,300	2,250
Gimv NV	18,400	988
Hong Kong Exchange & Clearing Ltd.	841,500	15,256
IntercontinentalExchange, Inc. (a)	34,500	3,353
JPMorgan Chase & Co.	4,734,319	207,458
MSCI, Inc. Class A (a)	77,500	2,296
		233,990
Insurance - 4.7%
ACE Ltd.	515,900	27,580
Admiral Group PLC	837,500	15,488
Axis Capital Holdings Ltd.	120,600	3,640
Berkshire Hathaway, Inc. Class A (a)	3,493	352,793
China Life Insurance Co. Ltd. ADR (d)	14,300	940
eHealth, Inc. (a)	26,000	378
Endurance Specialty Holdings Ltd.	2,200	80
Fairfax Financial Holdings Ltd. (sub. vtg.)	48,300	17,945
The Chubb Corp.	1,103,100	55,607
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	716,400	$ 35,268
W.R. Berkley Corp.	193,600	4,894
		514,613
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	78,290	5,436
Starwood Property Trust, Inc.	206,900	4,190
		9,626
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	1,560,000	3,374
Swire Pacific Ltd. (A Shares)	43,000	505
Wharf Holdings Ltd.	387,000	2,055
		5,934
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	236,300	3,107
TOTAL FINANCIALS		1,459,686
HEALTH CARE - 14.5%
Biotechnology - 4.0%
Actelion Ltd. (Reg.) (a)	296,029	18,381
Alexion Pharmaceuticals, Inc. (a)	394,900	17,589
Allos Therapeutics, Inc. (a)	130,200	944
Amgen, Inc. (a)	784,000	47,220
Anadys Pharmaceuticals, Inc. (a)	840,377	2,210
Biogen Idec, Inc. (a)	31,000	1,566
Celgene Corp. (a)	998,200	55,799
CSL Ltd.	59,684	1,762
Cubist Pharmaceuticals, Inc. (a)	154,782	3,127
Dendreon Corp. (a)	83,300	2,332
Gilead Sciences, Inc. (a)	4,383,800	204,197
Human Genome Sciences, Inc. (a)	626,300	11,787
ImmunoGen, Inc. (a)	274,419	2,226
MannKind Corp. (a)	578,927	5,702
MannKind Corp. (a)	149,406	1,472
MannKind Corp. warrants 8/3/10 (a)(g)	29,881	49
Medivation, Inc. (a)(d)	697,400	18,927
Micromet, Inc. (a)	467,100	3,111
Myriad Genetics, Inc. (a)	349,900	9,587
OREXIGEN Therapeutics, Inc. (a)	121,500	1,197
RXi Pharmaceuticals Corp. (a)(d)	571,429	1,400
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. warrants 2/4/10 (a)	228,571	$ 310
Seattle Genetics, Inc. (a)	302,000	4,237
Targacept, Inc. (a)	1,030,600	22,024
Vanda Pharmaceuticals, Inc. (a)	92,500	1,077
Vertex Pharmaceuticals, Inc. (a)	59,900	2,270
		440,503
Health Care Equipment & Supplies - 2.6%
Alcon, Inc.	302,500	41,948
Baxter International, Inc.	561,000	31,983
Beckman Coulter, Inc.	87,400	6,025
Becton, Dickinson & Co.	370,200	25,821
Boston Scientific Corp. (a)	189,700	2,009
C. R. Bard, Inc.	300,199	23,599
Covidien PLC	1,473,666	63,751
DENTSPLY International, Inc.	859,617	29,691
Edwards Lifesciences Corp. (a)	356,400	24,916
ev3, Inc. (a)	206,700	2,544
ICU Medical, Inc. (a)	227,400	8,382
Inverness Medical Innovations, Inc. (a)	194,800	7,545
Mindray Medical International Ltd. sponsored ADR (d)	34,100	1,113
NuVasive, Inc. (a)	199,400	8,327
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,764,000	9,130
St. Jude Medical, Inc. (a)	40,800	1,592
Thoratec Corp. (a)	102,800	3,112
		291,488
Health Care Providers & Services - 1.5%
Emergency Medical Services Corp. Class A (a)	157,100	7,305
Express Scripts, Inc. (a)	562,400	43,631
Henry Schein, Inc. (a)	161,300	8,857
HMS Holdings Corp. (a)	51,400	1,965
Medco Health Solutions, Inc. (a)	1,859,500	102,849
Sinopharm Group Co. Ltd. Class H	112,400	285
		164,892
Health Care Technology - 0.5%
Cerner Corp. (a)	331,300	24,781
HLTH Corp. (a)	435,500	6,363
MedAssets, Inc. (a)	112,900	2,548
Quality Systems, Inc.	337,900	20,805
		54,497
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Fluidigm Corp. warrants 9/10/10 (a)	1	$ 0
Illumina, Inc. (a)	471,100	20,022
Life Technologies Corp. (a)	283,900	13,216
Mettler-Toledo International, Inc. (a)	576,500	52,225
QIAGEN NV (a)	440,800	9,380
Techne Corp.	65,200	4,078
Thermo Fisher Scientific, Inc. (a)	113,800	4,970
Waters Corp. (a)	670,300	37,443
		141,334
Pharmaceuticals - 4.6%
Abbott Laboratories	3,155,000	156,078
Allergan, Inc.	194,100	11,017
Ardea Biosciences, Inc. (a)	119,501	2,189
AstraZeneca PLC (United Kingdom)	1,203,159	53,966
Bristol-Myers Squibb Co.	839,700	18,910
Forest Laboratories, Inc. (a)	501,200	14,755
Johnson & Johnson	2,291,000	139,499
MAP Pharmaceuticals, Inc. (a)	565,300	5,913
Merck & Co., Inc.	62,200	1,967
Novo Nordisk AS Series B	450,333	28,195
Optimer Pharmaceuticals, Inc. (a)	215,900	2,921
Pronova BioPharma ASA (a)	784,000	2,375
Roche Holding AG (participation certificate)	72,998	11,798
Shionogi & Co. Ltd.	108,000	2,555
Teva Pharmaceutical Industries Ltd. sponsored ADR	893,500	45,175
Valeant Pharmaceuticals International (a)(d)	198,400	5,567
		502,880
TOTAL HEALTH CARE		1,595,594
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	39,500	1,110
Precision Castparts Corp.	80,500	8,201
Raytheon Co.	21,100	1,012
United Technologies Corp.	164,900	10,047
		20,370
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,433,472	82,783
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	474,700	$ 13,785
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	12,016	414
Commercial Services & Supplies - 0.1%
APAC Customer Services, Inc. (a)(d)	2,035,044	12,027
Fuel Tech, Inc. (a)	21,100	236
Ritchie Brothers Auctioneers, Inc. (d)	3,700	91
		12,354
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	179,400	4,869
Jacobs Engineering Group, Inc. (a)	502,400	23,085
URS Corp. (a)	18,700	816
		28,770
Electrical Equipment - 0.2%
A123 Systems, Inc.	43,400	925
American Superconductor Corp. (a)(d)	171,200	5,742
China High Speed Transmission Equipment Group Co. Ltd.	2,709,000	5,558
Cooper Industries PLC Class A	361,245	13,572
Roper Industries, Inc.	20,100	1,025
		26,822
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	391,500	2,074
Carlisle Companies, Inc.	32,100	1,089
		3,163
Machinery - 0.8%
China Automation Group Ltd.	5,128,000	2,647
Danaher Corp.	806,077	54,265
Flowserve Corp.	11,600	1,143
Oshkosh Co.	30,600	946
PACCAR, Inc.	471,123	17,766
SmartHeat, Inc. (a)(d)	586,400	6,961
		83,728
Professional Services - 0.2%
Experian PLC	375,500	3,160
IHS, Inc. Class A (a)	21,300	1,089
Robert Half International, Inc.	332,500	8,319
Seek Ltd.	1,000,000	4,861
		17,429
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Canadian National Railway Co.	143,200	$ 7,054
Knight Transportation, Inc.	38,000	638
		7,692
Trading Companies & Distributors - 0.0%
Fastenal Co. (d)	56,400	2,183
W.W. Grainger, Inc.	34,100	3,047
		5,230
TOTAL INDUSTRIALS		302,540
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 2.6%
Aruba Networks, Inc. (a)	128,600	1,137
BYD Electronic International Co. Ltd. (a)	12,733,500	7,114
Cisco Systems, Inc. (a)	3,384,500	79,671
F5 Networks, Inc. (a)	27,900	1,106
Juniper Networks, Inc. (a)	114,700	3,099
Palm, Inc. (a)	62,700	1,093
QUALCOMM, Inc.	3,368,600	151,520
Research In Motion Ltd. (a)	550,100	37,159
Starent Networks Corp. (a)	295,400	7,509
		289,408
Computers & Peripherals - 6.6%
Apple, Inc. (a)	2,917,453	540,804
Dell, Inc. (a)	1,486,100	22,678
Hewlett-Packard Co.	2,949,600	139,251
NetApp, Inc. (a)	718,800	19,178
STEC, Inc. (a)(d)	252,700	7,427
		729,338
Electronic Equipment & Components - 1.1%
Agilent Technologies, Inc. (a)	263,900	7,344
Amphenol Corp. Class A	1,192,740	44,942
BYD Co. Ltd. (H Shares) (a)	4,193,690	34,551
Corning, Inc.	139,000	2,128
Digital Ally, Inc. (a)(d)	717,675	1,787
FLIR Systems, Inc. (a)	928,900	25,981
Wasion Group Holdings Ltd.	2,902,000	2,565
		119,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 7.0%
Baidu.com, Inc. sponsored ADR (a)	66,400	$ 25,966
Constant Contact, Inc. (a)	199,000	3,831
eBay, Inc. (a)	851,400	20,102
Google, Inc. Class A (a)	1,086,882	538,930
NetEase.com, Inc. sponsored ADR (a)(d)	864,900	39,509
NHN Corp. (a)	14,939	2,205
Open Text Corp. (a)	264,500	9,910
Sohu.com, Inc. (a)(d)	631,700	43,448
Tencent Holdings Ltd.	4,503,600	73,278
VistaPrint Ltd. (a)	187,700	9,526
WebMD Health Corp. Class A (a)	36,500	1,209
		767,914
IT Services - 3.6%
Accenture PLC Class A	1,780,200	66,348
Cognizant Technology Solutions Corp. Class A (a)	243,600	9,418
CyberSource Corp. (a)	313,939	5,233
Fidelity National Information Services, Inc.	519,600	13,255
Fiserv, Inc. (a)	46,700	2,251
Global Payments, Inc.	14,300	668
Hewitt Associates, Inc. Class A (a)	240,800	8,772
MasterCard, Inc. Class A	146,900	29,696
Metavante Technologies, Inc. (a)	408,000	14,068
Redecard SA	413,200	6,390
The Western Union Co.	238,000	4,503
VeriFone Holdings, Inc. (a)	92,000	1,462
Visa, Inc. Class A	3,475,600	240,199
		402,263
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	481,200	9,869
ARM Holdings PLC sponsored ADR	156,700	1,097
ASML Holding NV (NY Shares)	110,300	3,262
Atheros Communications, Inc. (a)	28,983	769
Avago Technologies Ltd.	270,800	4,623
Broadcom Corp. Class A (a)	1,085,000	33,299
Cavium Networks, Inc. (a)	44,100	947
Cree, Inc. (a)	494,400	18,169
Cymer, Inc. (a)	131,000	5,091
Intel Corp.	159,000	3,112
KLA-Tencor Corp.	212,300	7,613
Marvell Technology Group Ltd. (a)	2,203,400	35,673
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MediaTek, Inc.	135,000	$ 2,250
NVIDIA Corp. (a)	1,384,600	20,811
ON Semiconductor Corp. (a)	488,000	4,026
Samsung Electronics Co. Ltd.	136,135	94,375
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	671
Skyworks Solutions, Inc. (a)	75,900	1,005
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,717,746	29,786
		276,448
Software - 4.8%
Activision Blizzard, Inc. (a)	4,911,400	60,852
Adobe Systems, Inc. (a)	1,303,806	43,078
ANSYS, Inc. (a)	165,000	6,183
ArcSight, Inc. (a)	314,239	7,564
AsiaInfo Holdings, Inc. (a)	576,000	11,503
Autonomy Corp. PLC (a)	100,135	2,607
Blackboard, Inc. (a)	7,700	291
BMC Software, Inc. (a)	990,400	37,170
Check Point Software Technologies Ltd. (a)	678,400	19,233
Citrix Systems, Inc. (a)	405,100	15,892
GSE Systems, Inc. (a)	500,000	3,110
Informatica Corp. (a)	407,600	9,204
Longtop Financial Technologies Ltd. ADR (a)	39,600	1,127
McAfee, Inc. (a)	1,928,400	84,445
NCsoft Corp.	16,520	2,375
Oracle Corp.	5,161,750	107,571
Pegasystems, Inc.	160,900	5,556
Perfect World Co. Ltd. sponsored ADR Class B (a)	102,900	4,949
Quest Software, Inc. (a)	62,000	1,045
Red Hat, Inc. (a)	451,300	12,474
Rovi Corp. (a)	161,500	5,426
Salesforce.com, Inc. (a)	523,700	29,814
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	417,500	21,376
SolarWinds, Inc.	115,600	2,547
Solera Holdings, Inc.	22,800	709
Sourcefire, Inc. (a)	643,140	13,808
Sybase, Inc. (a)	55,600	2,163
Synopsys, Inc. (a)	29,400	659
Taleo Corp. Class A (a)	142,400	3,224
TIBCO Software, Inc. (a)	477,700	4,533
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VanceInfo Technologies, Inc. ADR (a)	274,900	$ 5,344
VMware, Inc. Class A (a)	56,300	2,262
		528,094
TOTAL INFORMATION TECHNOLOGY		3,112,763
MATERIALS - 5.3%
Chemicals - 0.5%
Airgas, Inc.	41,100	1,988
Ecolab, Inc.	835,300	38,616
Huabao International Holdings Ltd.	5,457,000	5,851
Lubrizol Corp.	45,900	3,280
Monsanto Co.	29,300	2,268
Valspar Corp.	30,300	834
		52,837
Construction Materials - 0.1%
Cemex SA de CV sponsored ADR	459,800	5,941
Martin Marietta Materials, Inc.	11,700	1,077
		7,018
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	28,300	1,044
Rock-Tenn Co. Class A	64,900	3,057
Temple-Inland, Inc.	313,100	5,141
		9,242
Metals & Mining - 4.6%
Agnico-Eagle Mines Ltd. (Canada)	64,100	4,336
AngloGold Ashanti Ltd. sponsored ADR	466,600	19,019
B2Gold Corp. (a)	1,404,000	1,010
B2Gold Corp. (a)(e)	500,000	360
BHP Billiton Ltd. sponsored ADR (d)	197,400	13,030
Eldorado Gold Corp. (a)	3,079,500	34,981
Franco-Nevada Corp.	1,390,300	36,482
Franco-Nevada Corp. (e)	126,300	3,314
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	369
Freeport-McMoRan Copper & Gold, Inc.	167,100	11,465
Goldcorp, Inc.	2,346,401	94,207
IAMGOLD Corp.	230,300	3,255
Ivanhoe Mines Ltd. (a)	4,112,900	52,866
Kinross Gold Corp.	3,906,176	85,129
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Moto Goldmines Ltd. (a)	218,700	$ 1,060
New Gold, Inc. (a)	172,600	659
Newcrest Mining Ltd.	2,379,309	66,959
Randgold Resources Ltd. sponsored ADR	742,480	51,885
Red Back Mining, Inc. (a)	1,946,404	21,873
Red Back Mining, Inc. (a)(e)	98,900	1,111
Seabridge Gold, Inc. (a)	96,300	2,754
Teck Resources Ltd. Class B (sub. vtg.) (a)	47,407	1,306
US Gold Corp. (a)	194,800	563
		507,993
Paper & Forest Products - 0.0%
Votorantim Celulose e Papel SA sponsored ADR (a)	361,907	5,939
TOTAL MATERIALS		583,029
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Clearwire Corp. Class A (a)	192,100	1,562
Iliad Group SA	10,223	1,152
Neutral Tandem, Inc. (a)	223,100	5,078
Nippon Telegraph & Telephone Corp.	138,400	6,388
		14,180
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	170,300	6,199
Bharti Airtel Ltd.	2,478,406	21,742
Idea Cellular Ltd. (a)	444,807	701
MTN Group Ltd.	370,000	6,018
NTT DoCoMo, Inc.	2,849	4,538
Sprint Nextel Corp. (a)	1,406,902	5,557
Vivo Participacoes SA sponsored ADR	136,300	3,442
Vodafone Group PLC sponsored ADR	88,100	1,982
		50,179
TOTAL TELECOMMUNICATION SERVICES		64,359
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,794,910	7,840
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
YTL Power International Bhd	3,555	$ 2
TOTAL UTILITIES		7,842
TOTAL COMMON STOCKS (Cost $9,087,471)		10,357,888
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(g)	541,260	3,191
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(g)	463,700	1,855
Light Sciences Oncology, Inc. Series B (a)(g)	1,792,115	7,168
		9,023
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(g)	91,600	1,053
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	137,477	962
TOTAL HEALTH CARE		11,038
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	64,821	486
Software - 0.1%
Trion World Network, Inc. 8.00% (g)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		18,022
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	809,262	$ 1,003
TOTAL PREFERRED STOCKS (Cost $34,322)		19,025
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. 12.6825% 12/31/09 (c)	$ 87	87
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	700	515
6.625% 10/1/28	1,490	1,058
7.45% 7/16/31	2,235	1,810
		3,383
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	6,415	5,244
TOTAL NONCONVERTIBLE BONDS		8,627
TOTAL CORPORATE BONDS (Cost $4,374)		8,714
Money Market Funds - 7.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.25% (f)	656,319,651	$ 656,320
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(f)	177,565,225	177,565
TOTAL MONEY MARKET FUNDS (Cost $833,885)		833,885
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $9,960,052)		11,219,512
NET OTHER ASSETS - (1.7)%		(182,504)
NET ASSETS - 100%		$ 11,037,008
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,349,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,464,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
GoviEx IP Holdings, Inc.	7/28/08	$ 0*
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,364
Fidelity Securities Lending Cash Central Fund	1,449
Total	$ 4,813
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,558,473	$ 1,534,869	$ 22,754	$ 850
Consumer Staples	894,916	894,916	-	-
Energy	778,686	773,186	-	5,500
Financials	1,462,877	1,459,686	-	3,191
Health Care	1,606,632	1,538,714	56,880	11,038
Industrials	302,540	302,540	-	-
Information Technology	3,116,556	3,112,763	-	3,793
Materials	583,029	583,029	-	-
Telecommunication Services	65,362	47,415	16,944	1,003
Utilities	7,842	7,842	-	-
Corporate Bonds	8,714	-	8,627	87
Money Market Funds	833,885	833,885	-	-
Total Investments in Securities:	$ 11,219,512	$ 11,088,845	$ 105,205	$ 25,462
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 67,974
Total Realized Gain (Loss)	(16,265)
Total Unrealized Gain (Loss)	(8,211)
Cost of Purchases	87
Proceeds of Sales	(11,735)
Amortization/Accretion	-
Transfers in/out of Level 3	(6,388)
Ending Balance	$ 25,462
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (5,859)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $10,102,508,000. Net unrealized appreciation aggregated $1,117,004,000, of which $1,585,722,000 related to appreciated investment securities and $468,718,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Contrafund®-
Contrafund
Class K

September 30, 2009

1.807733.105

CON-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.0%
Johnson Controls, Inc.	163,400	$ 4,177
Automobiles - 0.5%
Dongfeng Motor Group Co. Ltd. (H Shares)	27,058,000	28,769
Geely Automobile Holdings Ltd.	245,010,000	66,706
Honda Motor Co. Ltd. sponsored ADR	2,457,644	74,491
Toyota Motor Corp.	3,232,500	126,989
		296,955
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	378,900	11,666
Strayer Education, Inc. (d)(e)	723,165	157,419
		169,085
Hotels, Restaurants & Leisure - 3.8%
Aristocrat Leisure Ltd.	940,641	4,357
Buffalo Wild Wings, Inc. (a)	89,919	3,742
Cafe de Coral Holdings Ltd.	10,176,000	22,295
California Pizza Kitchen, Inc. (a)	543,667	8,492
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,449,713	237,745
Class B (a)	150,496	12,524
Little Sheep Group Ltd.	18,723,000	9,035
Marriott International, Inc. Class A	629,300	17,362
McDonald's Corp.	21,819,670	1,245,249
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	774,600	5,391
P.F. Chang's China Bistro, Inc. (a)(d)	573,233	19,473
Panera Bread Co. Class A (a)	684,200	37,631
Sodexo SA	1,526,144	91,427
Starbucks Corp. (a)	6,649,700	137,316
Starwood Hotels & Resorts Worldwide, Inc.	339,500	11,214
Tim Hortons, Inc. (e)	11,116,232	314,589
WMS Industries, Inc. (a)	1,186,228	52,858
Yum! Brands, Inc.	1,525,400	51,498
		2,282,198
Household Durables - 0.1%
Gafisa SA sponsored ADR (a)(d)	400,000	12,144
Garmin Ltd.	729,100	27,516
iRobot Corp. (a)	71,407	879
Mohawk Industries, Inc. (a)	221,200	10,549
		51,088
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	6,100,108	$ 569,506
Expedia, Inc. (a)	1,304,800	31,250
Liberty Media Corp. Interactive Series A (a)	4,974,555	54,571
Netflix, Inc. (a)	665,439	30,723
Priceline.com, Inc. (a)(d)	757,900	125,675
		811,725
Media - 3.3%
CKX, Inc. (a)	1,781,993	11,957
Discovery Communications, Inc. (a)(e)	10,365,705	299,465
DreamWorks Animation SKG, Inc. Class A (a)	993,818	35,350
Liberty Global, Inc. Class A (a)	530,738	11,979
Liberty Media Corp. Entertainment Series A (a)	7,056,116	219,516
Marvel Entertainment, Inc. (a)	1,522,697	75,556
Naspers Ltd. Class N	1,757,600	60,066
Pearson PLC	611,200	7,532
Scripps Networks Interactive, Inc. Class A	4,554,952	168,305
The DIRECTV Group, Inc. (a)(d)	5,654,700	155,957
The Walt Disney Co.	32,970,706	905,376
The Weinstein Co. Holdings, LLC Class A-1 (a)(h)	41,234	15,463
		1,966,522
Multiline Retail - 0.5%
99 Cents Only Stores (a)	1,116,100	15,012
Dollar Tree, Inc. (a)	3,445,500	167,727
Family Dollar Stores, Inc.	1,939,900	51,213
Golden Eagle Retail Group Ltd. (H Shares)	4,500,000	7,548
Mothercare PLC	919,316	8,280
NEXT PLC	1,323,300	37,904
Parkson Retail Group Ltd.	25,208,500	37,341
		325,025
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	3,389,200	133,128
Aeropostale, Inc. (a)	1,085,100	47,169
AutoZone, Inc. (a)	284,900	41,658
Bed Bath & Beyond, Inc. (a)	857,100	32,176
Belle International Holdings Ltd.	18,500,000	19,001
Best Buy Co., Inc.	2,024,500	75,959
Gamestop Corp. Class A (a)	35,040	928
Gymboree Corp. (a)	579,900	28,056
H&M Hennes & Mauritz AB (B Shares)	379,839	21,331
Home Depot, Inc.	1,231,400	32,804
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Inditex SA	964,880	$ 55,361
J. Crew Group, Inc. (a)(d)(e)	6,324,653	226,549
Lumber Liquidators, Inc. (a)(d)	883,602	19,165
O'Reilly Automotive, Inc. (a)	1,515,300	54,763
Penske Automotive Group, Inc.	370,400	7,104
Ross Stores, Inc.	2,662,933	127,208
Staples, Inc.	2,047,300	47,538
TJX Companies, Inc.	16,542,162	614,541
Urban Outfitters, Inc. (a)	3,170,300	95,648
		1,680,087
Textiles, Apparel & Luxury Goods - 1.8%
Burberry Group PLC	1,611,300	12,968
China Dongxiang Group Co. Ltd.	26,855,000	17,915
Coach, Inc.	3,130,051	103,041
Li Ning Co. Ltd.	6,268,500	19,291
NIKE, Inc. Class B	12,833,600	830,334
Polo Ralph Lauren Corp. Class A	1,016,900	77,915
Shenzhou International Group Holdings Ltd.	3,008,000	3,020
		1,064,484
TOTAL CONSUMER DISCRETIONARY		8,651,346
CONSUMER STAPLES - 8.6%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	696,231	31,791
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	170,000	13,984
Diageo PLC sponsored ADR	913,867	56,194
PepsiCo, Inc.	2,058,373	120,744
The Coca-Cola Co.	26,322,891	1,413,539
Tsingtao Brewery Co. Ltd. (H Shares)	10,720,000	40,529
		1,676,781
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	2,566,623	144,912
Susser Holdings Corp. (a)(e)	991,800	12,467
Tesco PLC	43,062,325	275,048
Wal-Mart Stores, Inc.	1,079,400	52,988
Wm Morrison Supermarkets PLC	6,649,801	29,474
		514,889
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.0%
Brasil Foods SA sponsored ADR (d)	235,000	$ 12,514
Cadbury PLC	6,417,500	82,370
Campbell Soup Co.	1,283,300	41,861
Danone	1,637,199	98,655
General Mills, Inc.	3,706,700	238,637
H.J. Heinz Co.	240,800	9,572
Kellogg Co.	3,015,734	148,465
Kraft Foods, Inc. Class A	2,770,100	72,771
Nestle SA (Reg.)	5,005,444	213,287
Ralcorp Holdings, Inc. (a)	1,418,700	82,951
Smart Balance, Inc. (a)	153,993	946
Tingyi (Cayman Island) Holding Corp.	7,320,000	15,112
TreeHouse Foods, Inc. (a)(e)	3,158,796	112,674
Want Want China Holdings Ltd.	97,423,000	57,322
		1,187,137
Household Products - 2.8%
Colgate-Palmolive Co.	10,145,611	773,907
Mcbride PLC	682,178	2,088
Procter & Gamble Co.	15,417,170	892,962
		1,668,957
Personal Products - 0.0%
Hengan International Group Co. Ltd.	5,115,000	30,921
Tobacco - 0.1%
Philip Morris International, Inc.	643,400	31,359
TOTAL CONSUMER STAPLES		5,110,044
ENERGY - 7.2%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	10,582,900	630,741
Transocean Ltd. (a)	82,200	7,031
		637,772
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	1,383,900	86,812
Apache Corp.	597,300	54,850
Birchcliff Energy Ltd. (a)(e)	9,341,900	71,995
Canadian Natural Resources Ltd.	3,972,406	268,290
Chesapeake Energy Corp.	3,737,083	106,133
CNPC (Hong Kong) Ltd.	18,250,000	14,459
Concho Resources, Inc. (a)	980,939	35,628
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crescent Point Energy Corp.	611,700	$ 20,685
Crescent Point Energy Corp. (f)	351,700	11,893
EnCana Corp.	7,592,548	439,737
EOG Resources, Inc.	2,287,757	191,051
EXCO Resources, Inc. (a)	58,300	1,090
Exxon Mobil Corp.	5,587,337	383,347
Ivanhoe Energy, Inc. (a)	12,036,400	27,772
Newfield Exploration Co. (a)	120,000	5,107
Noble Energy, Inc. (e)	13,178,236	869,236
Occidental Petroleum Corp.	5,457,716	427,885
Petrobank Energy & Resources Ltd. (a)	833,300	34,445
Petrohawk Energy Corp. (a)	1,769,100	42,830
Petroleo Brasileiro SA - Petrobras sponsored ADR	309,100	14,188
Petroplus Holdings AG (d)(e)	3,775,760	95,237
Range Resources Corp.	3,669,200	181,112
Reliance Industries Ltd. (a)	1,162,406	53,613
Southwestern Energy Co. (a)	3,170,667	135,324
TriStar Oil & Gas Ltd. (a)	2,936,400	42,928
Ultra Petroleum Corp. (a)	552,100	27,031
		3,642,678
TOTAL ENERGY		4,280,450
FINANCIALS - 13.4%
Capital Markets - 1.5%
AllianceBernstein Holding LP	41,602	1,135
BlackRock, Inc. Class A	80,800	17,519
Broadpoint Gleacher Securities Group, Inc. (a)	2,360,700	19,688
Charles Schwab Corp.	9,224,475	176,649
Franklin Resources, Inc.	1,101,600	110,821
Goldman Sachs Group, Inc.	2,192,909	404,263
Northern Trust Corp.	143,200	8,329
T. Rowe Price Group, Inc.	2,969,200	135,692
UBS AG (NY Shares) (a)	600,000	10,986
		885,082
Commercial Banks - 4.5%
Banco Bradesco SA (PN) sponsored ADR	725,000	14,420
Banco do Brasil SA	2,927,100	51,878
China Citic Bank Corp. Ltd. Class H	8,024,000	5,291
China Merchants Bank Co. Ltd. (H Shares)	2,500,000	5,574
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HDFC Bank Ltd. sponsored ADR	305,400	$ 36,150
Industrial & Commercial Bank of China Ltd.	46,939,000	35,371
Itau Unibanco Banco Multiplo SA ADR	1,998,970	40,279
PT Bank Central Asia Tbk	12,500,000	5,994
Royal Bank of Canada	413,400	22,224
Standard Chartered PLC (United Kingdom)	13,428,600	330,979
SVB Financial Group (a)	130,900	5,664
Wells Fargo & Co.	74,104,015	2,088,251
		2,642,075
Consumer Finance - 0.2%
American Express Co.	3,797,433	128,733
Diversified Financial Services - 2.1%
BM&F BOVESPA SA	1,600,000	11,825
CME Group, Inc.	38,100	11,742
Gimv NV	100,000	5,369
Hong Kong Exchange & Clearing Ltd.	4,235,700	76,789
IntercontinentalExchange, Inc. (a)	263,200	25,580
JPMorgan Chase & Co.	24,615,929	1,078,670
MSCI, Inc. Class A (a)	390,000	11,552
		1,221,527
Insurance - 5.0%
ACE Ltd.	2,488,378	133,029
Admiral Group PLC	4,881,222	90,271
Axis Capital Holdings Ltd.	1,818,235	54,874
Berkshire Hathaway, Inc. Class A (a)	20,497	2,070,197
China Life Insurance Co. Ltd. ADR (d)	72,700	4,777
eHealth, Inc. (a)	172,028	2,498
Fairfax Financial Holdings Ltd. (sub. vtg.)	261,922	97,314
The Chubb Corp.	6,471,200	326,213
The Travelers Companies, Inc.	3,561,615	175,338
W.R. Berkley Corp.	956,700	24,185
		2,978,696
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	340,010	23,607
Starwood Property Trust, Inc.	1,170,000	23,693
		47,300
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd.	4,770,000	10,316
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Swire Pacific Ltd. (A Shares)	233,000	$ 2,739
Wharf Holdings Ltd.	2,085,000	11,071
		24,126
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,698,300	22,333
TOTAL FINANCIALS		7,949,872
HEALTH CARE - 14.5%
Biotechnology - 3.7%
Actelion Ltd. (Reg.) (a)	1,641,314	101,914
Alexion Pharmaceuticals, Inc. (a)	907,396	40,415
Allos Therapeutics, Inc. (a)	642,500	4,658
Amgen, Inc. (a)	3,652,500	219,990
Biogen Idec, Inc. (a)	231,200	11,680
Celgene Corp. (a)	5,391,304	301,374
CSL Ltd.	759,847	22,429
Cubist Pharmaceuticals, Inc. (a)	669,650	13,527
Dendreon Corp. (a)	236,100	6,608
Gilead Sciences, Inc. (a)	24,040,394	1,119,802
Human Genome Sciences, Inc. (a)	2,037,252	38,341
ImmunoGen, Inc. (a)	1,444,803	11,717
MannKind Corp. (a)(d)(e)	7,115,011	70,083
MannKind Corp. warrants 8/3/10 (a)(h)	304,338	502
Medivation, Inc. (a)(d)(e)	3,290,432	89,302
Micromet, Inc. (a)	2,554,800	17,015
Myriad Genetics, Inc. (a)	2,210,856	60,577
OREXIGEN Therapeutics, Inc. (a)	574,700	5,661
Seattle Genetics, Inc. (a)	1,855,976	26,039
Targacept, Inc. (a)	1,112,469	23,773
Vanda Pharmaceuticals, Inc. (a)	527,198	6,137
Vertex Pharmaceuticals, Inc. (a)	290,000	10,991
		2,202,535
Health Care Equipment & Supplies - 3.0%
Alcon, Inc.	2,025,500	280,876
Baxter International, Inc.	3,236,400	184,507
Beckman Coulter, Inc.	220,481	15,200
Becton, Dickinson & Co.	2,463,948	171,860
Boston Scientific Corp. (a)	1,187,700	12,578
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C. R. Bard, Inc.	2,111,940	$ 166,020
Covidien PLC	9,155,708	396,076
DENTSPLY International, Inc.	4,148,785	143,299
Edwards Lifesciences Corp. (a)	1,961,807	137,150
ev3, Inc. (a)	1,057,900	13,023
ICU Medical, Inc. (a)(e)	1,260,603	46,466
Inverness Medical Innovations, Inc. (a)	1,048,300	40,601
Mindray Medical International Ltd. sponsored ADR (d)	168,700	5,506
NuVasive, Inc. (a)	1,705,093	71,205
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	14,976,000	49,469
St. Jude Medical, Inc. (a)	520,000	20,285
Thoratec Corp. (a)	502,620	15,214
		1,769,335
Health Care Providers & Services - 1.4%
Emergency Medical Services Corp. Class A (a)	850,800	39,562
Express Scripts, Inc. (a)	2,442,600	189,497
Henry Schein, Inc. (a)	726,600	39,898
HMS Holdings Corp. (a)	286,200	10,941
Medco Health Solutions, Inc. (a)	9,962,887	551,047
Sinopharm Group Co. Ltd. Class H	607,200	1,539
		832,484
Health Care Technology - 0.5%
Cerner Corp. (a)	1,784,702	133,496
HLTH Corp. (a)	2,304,293	33,666
MedAssets, Inc. (a)	556,800	12,567
Quality Systems, Inc. (d)(e)	1,964,985	120,984
		300,713
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 9/10/10 (a)	1	0*
Illumina, Inc. (a)	2,538,556	107,889
Life Technologies Corp. (a)	1,377,300	64,113
Mettler-Toledo International, Inc. (a)(e)	3,145,500	284,951
QIAGEN NV (a)	2,349,800	50,004
Techne Corp.	534,080	33,407
Thermo Fisher Scientific, Inc. (a)	568,600	24,831
Waters Corp. (a)	3,047,081	170,210
		735,405
Pharmaceuticals - 4.7%
Abbott Laboratories	17,482,783	864,873
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,062,600	$ 60,313
Ardea Biosciences, Inc. (a)	662,704	12,141
AstraZeneca PLC (United Kingdom)	6,666,850	299,033
Bristol-Myers Squibb Co.	5,070,200	114,181
Forest Laboratories, Inc. (a)	2,674,100	78,726
Johnson & Johnson	13,442,300	818,502
MAP Pharmaceuticals, Inc. (a)	173,836	1,818
Merck & Co., Inc.	864,550	27,346
Novo Nordisk AS Series B	2,461,736	154,129
Optimer Pharmaceuticals, Inc. (a)	1,162,076	15,723
Pronova BioPharma ASA (a)	6,660,835	20,180
Roche Holding AG (participation certificate)	497,558	80,418
Shionogi & Co. Ltd.	640,000	15,141
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,107,000	207,650
Valeant Pharmaceuticals International (a)(d)	925,774	25,977
		2,796,151
TOTAL HEALTH CARE		8,636,623
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	298,879	8,396
Lockheed Martin Corp.	158,481	12,374
Precision Castparts Corp.	387,800	39,505
Raytheon Co.	105,800	5,075
United Technologies Corp.	922,400	56,202
		121,552
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	7,980,825	460,893
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	2,659,766	77,240
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	62,799	2,164
Commercial Services & Supplies - 0.0%
Ritchie Brothers Auctioneers, Inc. (d)	38,800	952
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	948,600	25,745
Jacobs Engineering Group, Inc. (a)	2,769,438	127,256
URS Corp. (a)	107,700	4,701
		157,702
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
A123 Systems, Inc.	234,200	$ 4,993
American Superconductor Corp. (a)(d)	869,900	29,176
China High Speed Transmission Equipment Group Co. Ltd.	15,146,000	31,074
Cooper Industries PLC Class A	3,908,241	146,833
Roper Industries, Inc.	100,000	5,098
		217,174
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	2,251,500	11,926
Carlisle Companies, Inc.	163,000	5,527
		17,453
Machinery - 0.9%
China Automation Group Ltd.	29,036,000	14,986
Danaher Corp.	5,369,609	361,482
Flowserve Corp.	57,100	5,627
Oshkosh Co.	146,200	4,522
PACCAR, Inc.	2,655,041	100,122
SmartHeat, Inc. (a)(e)	2,942,789	34,931
		521,670
Professional Services - 0.1%
Experian PLC	2,000,700	16,837
IHS, Inc. Class A (a)	100,000	5,113
Robert Half International, Inc.	1,805,900	45,184
		67,134
Road & Rail - 0.2%
Canadian National Railway Co.	2,293,700	112,982
Knight Transportation, Inc.	237,600	3,987
		116,969
Trading Companies & Distributors - 0.0%
Fastenal Co. (d)	285,300	11,041
W.W. Grainger, Inc.	171,300	15,307
		26,348
TOTAL INDUSTRIALS		1,787,251
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 2.7%
Aruba Networks, Inc. (a)	681,200	6,022
BYD Electronic International Co. Ltd. (a)	82,911,000	46,323
Cisco Systems, Inc. (a)	16,830,300	396,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	139,200	$ 5,516
Juniper Networks, Inc. (a)	1,556,600	42,059
Palm, Inc. (a)	337,900	5,890
QUALCOMM, Inc.	17,792,838	800,322
Research In Motion Ltd. (a)	3,527,410	238,277
Starent Networks Corp. (a)	1,870,194	47,540
		1,588,134
Computers & Peripherals - 6.4%
Apple, Inc. (a)	15,027,347	2,785,619
Dell, Inc. (a)	6,559,400	100,096
Hewlett-Packard Co.	16,580,749	782,777
NetApp, Inc. (a)	3,686,800	98,364
STEC, Inc. (a)(d)	1,355,655	39,843
		3,806,699
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	780,100	21,710
Amphenol Corp. Class A (e)	9,008,712	339,448
BYD Co. Ltd. (H Shares) (a)	21,306,000	175,534
Corning, Inc.	894,900	13,701
FLIR Systems, Inc. (a)	5,797,208	162,148
Wasion Group Holdings Ltd.	19,924,000	17,610
		730,151
Internet Software & Services - 7.4%
Baidu.com, Inc. sponsored ADR (a)	374,300	146,370
Constant Contact, Inc. (a)(d)(e)	1,477,546	28,443
eBay, Inc. (a)	4,429,300	104,576
Google, Inc. Class A (a)	6,304,576	3,126,120
NetEase.com, Inc. sponsored ADR (a)	4,653,300	212,563
NHN Corp. (a)	137,049	20,226
Open Text Corp. (a)	1,544,400	57,866
Sohu.com, Inc. (a)(d)(e)	3,333,900	229,306
Tencent Holdings Ltd.	24,275,700	394,989
VistaPrint Ltd. (a)	998,882	50,693
WebMD Health Corp. Class A (a)	206,177	6,829
		4,377,981
IT Services - 3.3%
Accenture PLC Class A	10,424,000	388,502
Cognizant Technology Solutions Corp. Class A (a)	1,285,600	49,701
CyberSource Corp. (a)	1,322,067	22,039
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	2,915,700	$ 74,380
Fiserv, Inc. (a)	270,000	13,014
Global Payments, Inc.	193,600	9,041
Hewitt Associates, Inc. Class A (a)	1,183,600	43,119
MasterCard, Inc. Class A	984,941	199,106
Metavante Technologies, Inc. (a)	2,136,500	73,667
Redecard SA	2,248,300	34,770
The Western Union Co.	1,694,268	32,056
VeriFone Holdings, Inc. (a)	500,000	7,945
Visa, Inc. Class A	14,963,493	1,034,127
		1,981,467
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	2,365,200	48,510
ARM Holdings PLC sponsored ADR	810,000	5,670
ASML Holding NV (NY Shares)	541,400	16,009
Avago Technologies Ltd.	1,402,277	23,937
Broadcom Corp. Class A (a)	6,031,400	185,104
Cavium Networks, Inc. (a)	237,013	5,089
Cree, Inc. (a)	1,995,000	73,316
Intel Corp.	2,347,550	45,942
KLA-Tencor Corp.	1,093,100	39,199
Marvell Technology Group Ltd. (a)	10,804,200	174,920
MediaTek, Inc.	659,000	10,982
NVIDIA Corp. (a)	6,891,500	103,579
Samsung Electronics Co. Ltd.	714,362	495,230
Skyworks Solutions, Inc. (a)	400,000	5,296
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,132,080	154,888
		1,387,671
Software - 4.5%
Activision Blizzard, Inc. (a)	25,827,264	320,000
Adobe Systems, Inc. (a)	6,856,708	226,546
ANSYS, Inc. (a)	829,716	31,089
ArcSight, Inc. (a)	465,000	11,193
AsiaInfo Holdings, Inc. (a)(e)	2,703,000	53,979
Autonomy Corp. PLC (a)	511,745	13,325
Blackboard, Inc. (a)	191,892	7,250
BMC Software, Inc. (a)	4,958,247	186,083
Check Point Software Technologies Ltd. (a)	3,408,400	96,628
Citrix Systems, Inc. (a)	2,521,900	98,934
Informatica Corp. (a)	2,029,800	45,833
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kingdee International Software Group Co. Ltd.	30,000,000	$ 5,071
McAfee, Inc. (a)(e)	9,906,235	433,794
NCsoft Corp.	90,960	13,076
Oracle Corp.	27,330,600	569,570
Pegasystems, Inc.	832,352	28,741
Perfect World Co. Ltd. sponsored ADR Class B (a)	511,500	24,603
Quest Software, Inc. (a)	300,700	5,067
Red Hat, Inc. (a)	2,316,525	64,029
Rovi Corp. (a)	823,200	27,660
Salesforce.com, Inc. (a)	4,050,382	230,588
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	2,095,274	107,278
SolarWinds, Inc. (d)	556,600	12,262
Solera Holdings, Inc.	347,523	10,811
Sybase, Inc. (a)	425,000	16,533
Synopsys, Inc. (a)	180,900	4,056
Taleo Corp. Class A (a)	726,900	16,457
TIBCO Software, Inc. (a)	2,350,000	22,302
VMware, Inc. Class A (a)	278,300	11,179
		2,693,937
TOTAL INFORMATION TECHNOLOGY		16,566,040
MATERIALS - 5.5%
Chemicals - 0.5%
Airgas, Inc.	259,932	12,573
Ecolab, Inc.	4,600,563	212,684
Huabao International Holdings Ltd.	29,630,000	31,771
Lubrizol Corp.	229,000	16,364
Monsanto Co.	110,465	8,550
Valspar Corp.	211,100	5,807
		287,749
Construction Materials - 0.1%
Cemex SA de CV sponsored ADR	2,485,200	32,109
Martin Marietta Materials, Inc.	57,700	5,312
		37,421
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	143,300	5,288
Rock-Tenn Co. Class A	320,600	15,103
Temple-Inland, Inc.	1,567,900	25,745
		46,136
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	383,000	$ 25,907
AngloGold Ashanti Ltd. sponsored ADR	2,499,200	101,867
B2Gold Corp. (a)	7,685,137	5,528
B2Gold Corp. (a)(f)	5,000,000	3,596
BHP Billiton Ltd. sponsored ADR (d)	1,158,900	76,499
Eldorado Gold Corp. (a)	14,625,379	166,132
Franco-Nevada Corp. (e)	7,554,100	198,220
Franco-Nevada Corp. (e)(f)	695,100	18,239
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	347,550	2,029
Freeport-McMoRan Copper & Gold, Inc.	921,000	63,190
Goldcorp, Inc.	14,417,883	578,870
IAMGOLD Corp.	1,282,300	18,123
Ivanhoe Mines Ltd. (a)(e)	23,518,300	302,300
Kinross Gold Corp.	21,660,779	472,065
New Gold, Inc. (a)	1,108,300	4,234
Newcrest Mining Ltd.	12,404,187	349,081
Randgold Resources Ltd. sponsored ADR	3,969,746	277,406
Red Back Mining, Inc. (a)(e)	14,577,500	163,818
Red Back Mining, Inc. (a)(e)(f)	592,400	6,657
Seabridge Gold, Inc. (a)	522,400	14,941
US Gold Corp. (a)	1,100,881	3,182
		2,851,884
Paper & Forest Products - 0.0%
Votorantim Celulose e Papel SA sponsored ADR (a)	1,863,407	30,579
TOTAL MATERIALS		3,253,769
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Clearwire Corp. Class A (a)	1,035,659	8,420
Iliad Group SA	48,853	5,504
Neutral Tandem, Inc. (a)	1,040,583	23,684
Nippon Telegraph & Telephone Corp.	900,000	41,541
		79,149
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	762,400	27,751
Bharti Airtel Ltd.	13,291,741	116,600
MTN Group Ltd.	1,929,700	31,384
NTT DoCoMo, Inc.	16,763	26,703
Sprint Nextel Corp. (a)	7,388,862	29,186
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vivo Participacoes SA sponsored ADR	678,000	$ 17,120
Vodafone Group PLC sponsored ADR	491,900	11,068
		259,812
TOTAL TELECOMMUNICATION SERVICES		338,961
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	24,945,630	51,535
Water Utilities - 0.0%
YTL Power International Bhd	34,795	22
TOTAL UTILITIES		51,557
TOTAL COMMON STOCKS (Cost $45,986,682)		56,625,913
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(h)	4,021,166	23,705
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(h)	698,064	8,028
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,254,247	8,780
TOTAL HEALTH CARE		16,808
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(h)	410,013	3,075
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Trion World Network, Inc. 8.00% (h)	3,950,196	$ 21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		65,279
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(h)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,586)		73,787
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. 12.6825% 12/31/09 (c)	$ 796	796
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	3,995	2,936
6.625% 10/1/28	8,510	6,042
7.45% 7/16/31	12,765	10,340
		19,318
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	$ 36,585	$ 29,908
TOTAL NONCONVERTIBLE BONDS		49,226
TOTAL CORPORATE BONDS (Cost $25,266)		50,022
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 0.25% (g)	2,731,898,269	2,731,898
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(g)	701,361,625	701,362
TOTAL MONEY MARKET FUNDS (Cost $3,433,260)		3,433,260
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $49,563,794)		60,182,982
NET OTHER ASSETS - (1.2)%		(722,852)
NET ASSETS - 100%		$ 59,460,130
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,414,000 or 0.1% of net assets.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,972,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15,043
Fidelity Securities Lending Cash Central Fund	14,086
Total	$ 29,129
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AeroVironment, Inc.	$ 32,478	$ 49,226	$ 50,048	$ -	$ -
Amphenol Corp. Class A	223,614	31,707	45,085	430	339,448
AsiaInfo Holdings, Inc.	-	47,447	-	-	53,979
Birchcliff Energy Ltd.	19,257	21,373	-	-	71,995
Concur Technologies, Inc.	90,527	5,280	71,612	-	-
Constant Contact, Inc.	17,152	3,513	-	-	28,443
Discovery Communications, Inc.	69,840	113,585	-	-	299,465
Energy Conversion Devices, Inc.	72,211	1,298	48,244	-	-
FLIR Systems, Inc.	297,262	5,057	92,062	-	-
Franco-Nevada Corp.	131,383	33,060	30,242	791	198,220
Franco-Nevada Corp. (144A)	-	17,287	-	75	18,239
Genoptix, Inc.	35,524	-	28,636	-	-
ICU Medical, Inc.	-	49,404	-	-	46,466
Ivanhoe Mines Ltd.	53,776	26,912	5,280	-	302,300
J. Crew Group, Inc.	76,063	3,333	-	-	226,549
Jacobs Engineering Group, Inc.	298,433	39,235	180,383	-	-
MannKind Corp.	26,331	-	5,618	-	70,083
McAfee, Inc.	247,564	114,034	4,302	-	433,794
Medivation, Inc.	24,497	35,037	-	-	89,302
Mettler-Toledo International, Inc.	168,581	56,195	25,317	-	284,951
Neutral Tandem, Inc.	-	60,142	35,855	-	-
Noble Energy, Inc.	481,290	191,946	4,751	6,398	869,236
P.F. Chang's China Bistro, Inc.	-	32,855	19,939	-	-
Petroplus Holdings AG	80,124	33,645	36,437	1,837	95,237
Quality Systems, Inc.	70,825	19,276	5,160	1,704	120,984
Red Back Mining, Inc.	133,676	37,936	60,798	-	163,818
Red Back Mining, Inc. (144A)	4,182	-	-	-	6,657
Royal Gold, Inc.	54,954	53,902	89,932	201	-
SmartHeat, Inc.	-	33,413	-	-	34,931
Sohu.com, Inc.	114,317	48,760	10,385	-	229,306
Strayer Education, Inc.	137,366	59,265	39,471	1,145	157,419
Susser Holdings Corp.	19,162	-	4,931	-	12,467
Tim Hortons, Inc.	304,929	15,553	-	2,821	314,589
TreeHouse Foods, Inc.	85,000	1,457	-	-	112,674
Vivus, Inc.	22,128	2,423	24,978	-	-
Warnaco Group, Inc.	42,314	8,698	70,413	-	-
Total	$ 3,434,760	$ 1,252,254	$ 989,879	$ 15,402	$ 4,580,552
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,651,346	$ 8,508,894	$ 126,989	$ 15,463
Consumer Staples	5,110,044	5,110,044	-	-
Energy	4,280,450	4,280,450	-	-
Financials	7,973,577	7,949,872	-	23,705
Health Care	8,653,431	8,321,947	314,676	16,808
Industrials	1,787,251	1,787,251	-	-
Information Technology	16,590,806	16,566,040	-	24,766
Materials	3,253,769	3,253,769	-	-
Telecommunication Services	347,469	239,333	99,628	8,508
Utilities	51,557	51,557	-	-
Corporate Bonds	50,022	-	49,226	796
Money Market Funds	3,433,260	3,433,260	-	-
Total Investments in Securities:	$ 60,182,982	$ 59,502,417	$ 590,519	$ 90,046
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 327,739
Total Realized Gain (Loss)	(99,781)
Total Unrealized Gain (Loss)	(24,948)
Cost of Purchases	796
Proceeds of Sales	(72,219)
Amortization/Accretion	-
Transfers in/out of Level 3	(41,541)
Ending Balance	$ 90,046
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (10,004)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $50,225,597,000. Net unrealized appreciation aggregated $9,957,385,000, of which $11,784,032,000 related to appreciated investment securities and $1,826,647,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009